Long-term Debt - Loan Movement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
December 31, 2011	$ 2,779,167
New Loans	800,000
Repayments	(671,667)
December 31, 2012	2,907,500
Term Bank Loan
Loan agreement date	Apr. 18, 2011
Original Amount	800,000
December 31, 2011	766,667
New Loans	0
Repayments	(66,667)
December 31, 2012	700,000
Credit Facility
Loan agreement date	Sep. 17, 2008
Original Amount	1,040,000
December 31, 2011	522,500
New Loans	0
Repayments	(522,500)
December 31, 2012	0
Credit Facility
Loan agreement date	Jul. 18, 2008
Original Amount	1,125,000
December 31, 2011	990,000
New Loans	0
Repayments	(82,500)
December 31, 2012	907,500
Senior Unsecured Notes
Loan agreement date	Apr. 27, 2011
Original Amount	500,000
December 31, 2011	500,000
New Loans	0
Repayments	0
December 31, 2012	500,000
Drill Rigs Senior Notes
Loan agreement date	Sep. 20, 2012
Original Amount	800,000
December 31, 2011	0
New Loans	800,000
Repayments	0
December 31, 2012	$ 800,000